Net Defined Benefit Liability (Asset) - Summary Of Changes In The Carrying Value Of Defined Benefit Obligation And The Plan Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		₩ 46,579
Changes in net defined benefit liability (asset) [abstract]
Current service cost		178,416	₩ 174,509	₩ 163,369
Interest cost		(1,113)	119	1,756
Remeasurements	[1]	89,751	13,492	(48,641)
Ending balance		26,640	46,579
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		1,610,680	1,442,859	1,275,020
Changes in net defined benefit liability (asset) [abstract]
Current service cost		178,416	174,509	163,369
Transfer-in / out		0	0	93
Interest cost		39,814	34,653	32,693
Financial assumptions		(92,367)	(20,838)	32,831
Demographic assumptions		(251)	4,161	49,453
Experience adjustments		(12,155)	(4,481)	(33,518)
Foreign currencies translation adjustments		165	(119)	179
Retirement benefit paid		(106,050)	(55,864)	(79,908)
Business combination		0	34,001	4,674
Others		(154)	1,799	(2,027)
Ending balance		1,618,098	1,610,680	1,442,859
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		1,564,101	1,352,971	1,101,911
Changes in net defined benefit liability (asset) [abstract]
Transfer-in / out		0	0	93
Interest cost		40,927	34,534	30,937
Remeasurements		(15,022)	(7,666)	125
Employer's contributions		103,251	211,505	292,095
Retirement benefit paid		(99,523)	(52,627)	(76,304)
Business combination		0	27,599	6,369
Others		(2,276)	(2,215)	(2,255)
Ending balance		₩ 1,591,458	₩ 1,564,101	₩ 1,352,971

[1]	Amount before tax